UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                           Washington, D. C. 20549
                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  6/30/2012

Check here if Amendment [ ]; Amendment Number:
   This Amendment (Check only one.):  [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                    Fiduciary Asset Management LLC
Address:                 8325 Forsyth Boulevard, Suite 700
                         Clayton, MO  63105

Form 13F File Number: 28-05030

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Pam Brown
Title:     Chief Compliance Officer
Phone:     314-446-6763

Signature, Place, and Date of Signing:


/s/ Pam Brown                       Clayton, MO              08/14/2012
___________________________        _______________         __________

      [Signature]                   [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


                                Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:               100

Form 13F Information Table Value Total:             $330,439

                                                    (thousands)

List of Other Included Mangers:

No.      Form 13F File #            Name

04       028-10624                  Curian Capital LLC

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Aetna                          COM              00817Y108      248     6400 SH       Sole                     6400
AllianceBernstein Holding LP   COM              01881G106      162    12770 SH       Sole                    12770
Apple Inc                      COM              037833100     8635    14786 SH       Sole                    14786
                                                               292      500 SH       Defined 04                500
AT&T Inc                       COM              00206R102     4851   136045 SH       Sole                   136045
                                                               267     7500 SH       Defined 04               7500
BP p.l.c.                      COM              055622104      209     5166 SH       Sole                     5166
Bristol-Myers Squibb           COM              110122108      242     6735 SH       Sole                     6735
Buckeye Partners L.P.          COM              118230101     1962    37601 SH       Sole                    37601
Caterpillar                    COM              149123101     2271    26747 SH       Sole                    26747
Chevron Corp                   COM              166764100     9517    90204 SH       Sole                    90204
                                                               433     4100 SH       Defined 04               4100
Chief Consolidated Mining(rest COM              168628105        ?   400000 SH       Sole                   400000
Coach Inc                      COM              189754104     4300    73527 SH       Sole                    73527
                                                               170     2900 SH       Defined 04               2900
Coca Cola                      COM              191216100    41326   528533 SH       Sole                   528533
ConocoPhillips                 COM              20825c104     5602   100244 SH       Sole                   100244
                                                               156     2800 SH       Defined 04               2800
Copano Energy LLC              COM              217202100      218     7855 SH       Sole                     7855
DCP Midstream Partners LP      COM              23311p100     1078    25580 SH       Sole                    25580
Deere & Co.                    COM              244199105     3879    47960 SH       Sole                    47960
                                                               129     1600 SH       Defined 04               1600
Dow Chemical                   COM              260543103     5765   183011 SH       Sole                   183011
                                                               186     5900 SH       Defined 04               5900
DTE Energy Holding             COM              233331107      287     4840 SH       Sole                     4840
DuPont                         COM              263534109     7864   155516 SH       Sole                   155516
                                                               273     5400 SH       Defined 04               5400
El Paso Pipeline Partners, LP  COM              283702108     1444    42735 SH       Sole                    42735
Enbridge Energy Management, LL COM              29250x103      801    25047 SH       Sole                    25047
Enbridge Energy Partners L.P.  COM              29250R106     2641    85838 SH       Sole                    85838
Energy Transfer Equity, L.P.   COM              29273V100     1533    37365 SH       Sole                    37365
Energy Transfer Partners LP    COM              29273r109      705    15965 SH       Sole                    15965
Enterprise Products Partners L COM              293792107     9027   176170 SH       Sole                   176170
Exelon Corporation             COM              30161n101     1090    28963 SH       Sole                    28963
Exxon Mobil                    COM              30231G102      923    10785 SH       Sole                    10785
FedEx Corp.                    COM              31428x106     4459    48679 SH       Sole                    48679
FirstEnergy                    COM              337932107     3554    72260 SH       Sole                    72260
Freeport McMoRan Copper        COM              35671D857     2784    81728 SH       Sole                    81728
General Electric Co.           COM              369604103     9471   454440 SH       Sole                   454440
                                                               242    11600 SH       Defined 04              11600
Genesis Energy LP              COM              371927104     1141    39255 SH       Sole                    39255
Heinz                          COM              423074103    12539   230574 SH       Sole                   230574
                                                               479     8800 SH       Defined 04               8800
Henry Schein                   COM              806407102      261     3325 SH       Sole                     3325
Home Depot                     COM              437076102     7462   140814 SH       Sole                   140814
                                                               313     5900 SH       Defined 04               5900
Inergy LP                      COM              456615103      650    34925 SH       Sole                    34925
Intel                          COM              458140100    11720   439790 SH       Sole                   439790
                                                               386    14500 SH       Defined 04              14500
International Fuel Technology  COM              45953X208        8   115860 SH       Sole                   115860
Intl Business Machines         COM              459200101    13244    67718 SH       Sole                    67718
                                                               469     2400 SH       Defined 04               2400
Johnson & Johnson              COM              478160104      465     6880 SH       Sole                     6880
Kimberly Clark                 COM              494368103      357     4265 SH       Sole                     4265
Kinder Morgan Energy Partners  COM              494550106     5867    74667 SH       Sole                    74667
Kinder Morgan Management, LLC  COM              49455U100     2019    27504 SH       Sole                    27504
Kraft Foods                    COM              50075N104    10310   266962 SH       Sole                   266962
                                                               340     8800 SH       Defined 04               8800
Magellan Midstream Partners L. COM              559080106     2852    40376 SH       Sole                    40376
McDonalds Corp                 COM              580135101    10043   113446 SH       Sole                   113446
                                                               319     3600 SH       Defined 04               3600
Medtronic                      COM              585055106     5708   147392 SH       Sole                   147392
                                                               182     4700 SH       Defined 04               4700
Microsoft                      COM              594918104    11145   364345 SH       Sole                   364345
                                                               376    12300 SH       Defined 04              12300
NuStar Energy  LP              COM              67058H102      262     4857 SH       Sole                     4857
NYSE Euronext                  COM              629491101     4525   176890 SH       Sole                   176890
                                                               225     8800 SH       Defined 04               8800
Occidental Petroleum           COM              674599105     2739    31931 SH       Sole                    31931
Oneok Partners LP              COM              68268N103      765    14230 SH       Sole                    14230
Pepsico                        COM              713448108     6728    95218 SH       Sole                    95218
                                                               290     4100 SH       Defined 04               4100
Pfizer                         COM              717081103    12300   534780 SH       Sole                   534780
                                                               400    17400 SH       Defined 04              17400
Philip Morris Intl             COM              718172109    16527   189405 SH       Sole                   189405
                                                               558     6400 SH       Defined 04               6400
Plains All American Pipeline L COM              726503105     4098    50713 SH       Sole                    50713
Procter & Gamble               COM              742718109      245     4000 SH       Sole                     4000
Qualcomm                       COM              747525103     4229    75945 SH       Sole                    75945
                                                               167     3000 SH       Defined 04               3000
Regency Energy Partners LP     COM              75885y107      786    33065 SH       Sole                    33065
SPDR S&P 500 ETF Trust         COM              78462F103     6957    51113 SH       Sole                    51113
                                                               136     1000 SH       Defined 04               1000
TC Pipelines, LP               COM              87233q108     1109    25725 SH       Sole                    25725
Time Warner Inc.               COM              887317303     6827   177328 SH       Sole                   177328
                                                               227     5900 SH       Defined 04               5900
TJX Companies                  COM              872540109     2132    49655 SH       Sole                    49655
Union Pacific                  COM              907818108    11954   100196 SH       Sole                   100196
                                                               334     2800 SH       Defined 04               2800
United Parcel Service          COM              911312106     5025    63798 SH       Sole                    63798
                                                               323     4100 SH       Defined 04               4100
United Technologies            COM              913017109     6448    85370 SH       Sole                    85370
                                                               211     2800 SH       Defined 04               2800
Verizon Comm.                  COM              92343v104     7014   157838 SH       Sole                   157838
                                                               209     4700 SH       Defined 04               4700
Wal-Mart Stores                COM              931142103     7551   108298 SH       Sole                   108298
                                                               244     3500 SH       Defined 04               3500
Western Gas Partners LP        COM              958254104     1231    28205 SH       Sole                    28205
Whirlpool                      COM              963320106     7417   121271 SH       Sole                   121271
                                                               251     4100 SH       Defined 04               4100
Williams Partners LP           COM              96950F104     1433    27430 SH       Sole                    27430